Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.9%)
Data Center REITs (8.0%)
	Equinix Inc.	3,519,968	3,029,813
	Digital Realty Trust Inc.	12,444,515	1,997,842
			5,027,655
Diversified REITs (1.7%)
	WP Carey Inc.	8,208,850	512,561
	Essential Properties Realty Trust Inc.	6,580,926	211,708
	Broadstone Net Lease Inc.	7,075,996	114,490
	Global Net Lease Inc.	7,350,077	55,493
	Alexander & Baldwin Inc.	2,725,109	46,817
	Empire State Realty Trust Inc. Class A	5,291,522	37,676
	American Assets Trust Inc.	1,829,769	34,271
	Gladstone Commercial Corp.	1,649,740	23,311
	Armada Hoffler Properties Inc.	2,993,317	20,265
	CTO Realty Growth Inc.	1,069,660	19,543
	One Liberty Properties Inc.	642,843	15,685
	NexPoint Diversified Real Estate Trust	1,268,582	4,453
			1,096,273
Health Care REITs (11.2%)
	Welltower Inc.	22,862,832	3,488,640
	Ventas Inc.	15,737,747	1,102,901
	Healthpeak Properties Inc.	26,237,128	468,070
	Alexandria Real Estate Equities Inc.	5,901,334	428,791
	Omega Healthcare Investors Inc.	10,125,386	395,396
	CareTrust REIT Inc.	7,030,848	205,793
	Healthcare Realty Trust Inc. Class A	12,635,699	196,232
	American Healthcare REIT Inc.	5,744,832	185,443
	Sabra Health Care REIT Inc.	8,879,723	158,503
	National Health Investors Inc.	1,704,737	128,998
[1]	Medical Properties Trust Inc.	20,280,770	111,950
	LTC Properties Inc.	1,697,093	60,875
	Sila Realty Trust Inc.	2,066,069	53,222
	Universal Health Realty Income Trust	494,216	18,884
[1]	Global Medical REIT Inc.	2,384,074	18,453
	Community Healthcare Trust Inc.	1,060,780	18,118
	Diversified Healthcare Trust	6,342,155	14,333
			7,054,602
Hotel & Resort REITs (1.6%)
	Host Hotels & Resorts Inc.	26,217,685	370,193
	Ryman Hospitality Properties Inc.	2,135,938	187,856
	Apple Hospitality REIT Inc.	8,554,470	100,686
	Park Hotels & Resorts Inc.	7,742,646	76,962
	Sunstone Hotel Investors Inc.	7,156,323	59,684
	DiamondRock Hospitality Co.	7,795,267	57,217
	Xenia Hotels & Resorts Inc.	3,823,438	40,834
	Pebblebrook Hotel Trust	4,494,453	40,675
	RLJ Lodging Trust	5,757,166	40,358
	Summit Hotel Properties Inc.	4,071,592	16,571
	Chatham Lodging Trust	1,743,802	11,980
	Service Properties Trust	5,945,433	10,702
			1,013,718
Industrial REITs (8.4%)
	Prologis Inc.	34,746,811	3,551,124
	EastGroup Properties Inc.	1,856,526	303,393
	Rexford Industrial Realty Inc.	8,339,163	276,026
	First Industrial Realty Trust Inc.	4,961,977	236,091
	STAG Industrial Inc.	6,830,887	225,624
	Terreno Realty Corp.	3,743,485	210,870
	Americold Realty Trust Inc.	10,135,602	196,023
	Lineage Inc.	2,571,855	124,041
	LXP Industrial Trust	11,049,503	87,181
	Innovative Industrial Properties Inc.	1,063,240	57,745

		Shares	Market Value ($000)
	Plymouth Industrial REIT Inc.	1,534,294	22,815
			5,290,933
Multi-Family Residential REITs (7.5%)
	AvalonBay Communities Inc.	5,336,205	1,120,496
	Equity Residential	12,809,818	900,018
	Mid-America Apartment Communities Inc.	4,385,408	700,130
	Essex Property Trust Inc.	2,410,808	672,977
	UDR Inc.	11,756,175	492,349
	Camden Property Trust	4,001,361	455,355
	Independence Realty Trust Inc.	8,448,564	164,156
	Elme Communities	3,305,004	51,459
	Veris Residential Inc.	3,139,809	48,730
	Apartment Investment & Management Co. Class A	5,039,625	39,863
	Centerspace	622,335	37,564
	NexPoint Residential Trust Inc.	858,668	32,011
	BRT Apartments Corp.	423,884	6,558
			4,721,666
Office REITs (2.4%)
	BXP Inc.	5,632,800	358,978
	Vornado Realty Trust	6,082,302	214,584
	Cousins Properties Inc.	6,291,773	173,275
	SL Green Realty Corp.	2,692,474	141,651
	Kilroy Realty Corp.	4,208,841	132,621
	Highwoods Properties Inc.	3,978,775	113,156
	COPT Defense Properties	4,229,560	110,434
	Douglas Emmett Inc.	6,283,406	86,899
	JBG SMITH Properties	3,013,699	42,132
	Easterly Government Properties Inc. Class A	1,508,001	30,416
	Paramount Group Inc.	6,534,644	28,034
	Piedmont Office Realty Trust Inc. Class A	4,658,890	27,534
	Brandywine Realty Trust	6,490,858	25,704
*	NET Lease Office Properties	555,143	16,782
	Peakstone Realty Trust	1,366,357	15,727
	Hudson Pacific Properties Inc.	5,038,222	10,328
	Orion Properties Inc.	1,907,505	3,491
[1]	Office Properties Income Trust	2,139,120	877
*,2	New York REIT Liquidating LLC	1,208	3
			1,532,626
Other (14.3%)[3]
[4,5]	Vanguard Real Estate II Index Fund	424,799,905	9,031,246
Other Specialized REITs (5.6%)
	VICI Properties Inc. Class A	36,152,193	1,157,593
	Iron Mountain Inc.	11,010,228	987,287
	Gaming & Leisure Properties Inc.	10,292,861	492,616
	Lamar Advertising Co. Class A	3,298,368	375,387
	EPR Properties	2,842,357	140,668
	Millrose Properties Inc.	4,404,641	110,292
	Four Corners Property Trust Inc.	3,630,057	101,460
	Outfront Media Inc.	5,165,236	78,150
	Uniti Group Inc.	9,166,742	45,101
	Safehold Inc.	1,743,721	27,464
	Farmland Partners Inc.	1,718,611	17,289
	Gladstone Land Corp.	1,291,171	12,822
			3,546,129
Retail REITs (11.2%)
	Simon Property Group Inc.	12,240,155	1,926,356
	Realty Income Corp.	32,836,183	1,899,902
	Kimco Realty Corp.	25,277,467	505,044
	Regency Centers Corp.	6,468,470	466,894
	Agree Realty Corp.	3,882,910	301,353
	NNN REIT Inc.	7,032,215	289,094
	Brixmor Property Group Inc.	11,327,393	282,165
	Federal Realty Investment Trust	2,867,347	269,588
	Kite Realty Group Trust	8,244,790	178,500
	Phillips Edison & Co. Inc.	4,601,455	159,671
	Macerich Co.	9,327,578	136,742
	Tanger Inc.	4,154,593	130,911

		Shares	Market Value ($000)
	Acadia Realty Trust	4,490,462	85,768
	Urban Edge Properties	4,686,054	84,677
	Curbline Properties Corp.	3,546,810	81,186
[1]	InvenTrust Properties Corp.	2,894,621	80,644
	Getty Realty Corp.	1,953,299	54,673
[1]	NETSTREIT Corp.	3,063,802	49,848
	Whitestone REIT	1,616,791	21,083
	SITE Centers Corp.	1,772,208	20,983
	Alexander's Inc.	86,347	17,822
	Saul Centers Inc.	498,713	16,308
	CBL & Associates Properties Inc.	462,001	10,843
*,2	Spirit MTA REIT	2,071,263	186
			7,070,241
Self-Storage REITs (5.4%)
	Public Storage	5,914,847	1,776,998
	Extra Space Storage Inc.	7,952,644	1,165,221
	CubeSmart	8,481,786	344,954
	National Storage Affiliates Trust	2,718,366	101,123
			3,388,296
Single-Family Residential REITs (3.6%)
	Invitation Homes Inc.	21,833,559	746,489
	Sun Communities Inc.	4,779,413	594,702
	American Homes 4 Rent Class A	12,453,779	465,647
	Equity LifeStyle Properties Inc.	6,808,284	441,041
	UMH Properties Inc.	2,814,961	49,740
			2,297,619
Telecom Tower REITs (10.5%)
	American Tower Corp.	17,532,180	3,951,929
	Crown Castle Inc.	16,154,349	1,708,484
	SBA Communications Corp.	4,034,540	982,007
			6,642,420
Timber REITs (1.5%)
	Weyerhaeuser Co.	27,254,228	706,157
	Rayonier Inc.	5,312,851	129,952
	PotlatchDeltic Corp.	2,956,018	113,482
			949,591
Total Equity Real Estate Investment Trusts (REITs) (Cost $56,637,700)			58,663,015
Real Estate Management & Development (6.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,532,822	64,869
*	Tejon Ranch Co.	755,420	12,789
	RMR Group Inc. Class A	598,259	8,783
			86,441
Real Estate Development (0.2%)
*,1	Howard Hughes Holdings Inc.	1,223,252	81,383
*	Forestar Group Inc.	759,777	14,633
			96,016
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	567,578	41,121
	Kennedy-Wilson Holdings Inc.	4,128,838	26,425
*,1	Seritage Growth Properties Class A	1,260,593	3,731
			71,277
Real Estate Services (6.2%)
*	CBRE Group Inc. Class A	11,480,559	1,402,695
*	CoStar Group Inc.	15,809,407	1,172,584
*	Jones Lang LaSalle Inc.	1,778,972	404,556
*	Zillow Group Inc. Class C	5,990,948	403,370
*	Zillow Group Inc. Class A	2,041,243	134,681
*	Compass Inc. Class A	16,841,391	130,016
*	Cushman & Wakefield plc	8,605,915	80,637
	Newmark Group Inc. Class A	5,343,970	58,730
*	Redfin Corp.	4,305,599	40,946
	Marcus & Millichap Inc.	947,880	28,816
[1]	eXp World Holdings Inc.	2,883,426	26,412
*,1	Opendoor Technologies Inc.	22,824,064	17,307

			Shares	Market Value ($000)
*	Anywhere Real Estate Inc.		3,760,621	13,012
				3,913,762
Total Real Estate Management & Development (Cost $4,364,338)				4,167,496
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $401,363)	4.350%	4,014,310	401,391
Total Investments (100.2%) (Cost $61,403,401)				63,231,902
Other Assets and Liabilities—Net (-0.2%)				(100,562)
Net Assets (100%)				63,131,340
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $112,825.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $122,167 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crown Castle Inc.	8/29/25	BANA	14,331	(4.885)	1,494	—
Equinix Inc.	8/29/25	BANA	81,535	(4.437)	4,249	—
Redfin Corp.	1/30/26	GSI	3,029	(4.337)	294	—
VICI Properties Inc. Class A	8/29/25	BANA	110,908	(5.087)	—	(1,024)
Welltower Inc.	8/29/25	BANA	76,605	(4.487)	—	(587)
					6,037	(1,611)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,542 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,830,322	—	189	62,830,511
Temporary Cash Investments	401,391	—	—	401,391
Total	63,231,713	—	189	63,231,902

Derivative Financial Instruments
Assets
Swap Contracts	—	6,037	—	6,037
Liabilities
Swap Contracts	—	(1,611)	—	(1,611)

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	5	—	1,997	—	401,391
Vanguard Real Estate II Index Fund	9,159,864	91,388	—	—	(220,006)	91,388	—	9,031,246
Total	9,563,162	91,388	—	5	(220,006)	93,385	—	9,432,637
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.